Goodwill - Changes in carrying amount and impairment testing (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Reconciliation of changes in goodwill [abstract]
Goodwill at beginning of period	$ 205,287	$ 230,210
Impairment		(30,618)	$ (194,612)
Exchange differences	(2,439)	5,695
Goodwill at end of period	202,848	205,287	230,210
Electrometallurgy - North America
Reconciliation of changes in goodwill [abstract]
Goodwill at beginning of period	205,287
Goodwill at end of period	202,848	205,287
Electrometallurgy United States Segment
Reconciliation of changes in goodwill [abstract]
Goodwill at end of period	172,900
Electrometallurgy Canada Segment
Reconciliation of changes in goodwill [abstract]
Goodwill at end of period	29,900
Globe Specialty Metals Inc
Reconciliation of changes in goodwill [abstract]
Goodwill at beginning of period	205,287	230,210
Impairment		(30,618)
Exchange differences	(2,439)	5,695
Goodwill at end of period	202,848	205,287	$ 230,210
Globe Specialty Metals Inc | Electrometallurgy United States Segment
Reconciliation of changes in goodwill [abstract]
Goodwill at end of period	172,913
Globe Specialty Metals Inc | Electrometallurgy Canada Segment
Reconciliation of changes in goodwill [abstract]
Goodwill at end of period	$ 29,935
CANADA | Electrometallurgy - North America
Reconciliation of changes in goodwill [abstract]
Impairment		$ (30,618)